General (Details)	12 Months Ended
Dec. 31, 2024
ITALY
General [Line Items]
Proportion of ownership interest	100.00%
TEXAS
General [Line Items]
Proportion of ownership interest	100.00%
Five Solar Plants [Member]
General [Line Items]
Proportion of ownership interest	100.00%
Talasol Solar S.L.U [Member]
General [Line Items]
Proportion of ownership interest	51.00%
Two Solar Plants [Member]
General [Line Items]
Proportion of ownership interest	100.00%
Dorad Energy Ltd [Member]
General [Line Items]
Proportion of ownership interest	9.375%
Groen Gas Goor B.V. [Member]
General [Line Items]
Proportion of ownership interest	100.00%
Ellomay Pumped Storage Ltd [Member]
General [Line Items]
Proportion of ownership interest	83.333%